Subsequent Events (Details Narrative)							2 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2022 $ / shares shares	Jun. 03, 2022 shares $ / shares	May 26, 2022 shares $ / shares	May 14, 2022 shares	Apr. 08, 2022 shares $ / shares	Apr. 08, 2022 shares $ / shares	Aug. 19, 2022 USD ($) shares $ / shares	Aug. 19, 2022 CAD ($) shares $ / shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares $ / shares	Dec. 31, 2021 shares	Jun. 28, 2021 shares
IfrsStatementLineItems [Line Items]
Common stock, shares									2,000,000	1,416,667
Exercise of options shares									220,000		3,910,000
Exercise price | $ / shares										$ 0.24
Proceeds from warrants | $									$ 35,813	$ 574,527
Proceeds from options | $									$ 19,571	$ 29,761
Warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares	55,000				196,250	196,250						135,000
Exercise of options shares		100,000	100,000	55,000	196,250	196,250				4,476,667
Exercise price | (per share)	$ 0.10	$ 0.10	$ 0.10		$ 0.08	$ 0.10
Nonadjusting Event [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares							1,250,000	1,250,000
Exercise of options shares							1,250,000	1,250,000
Exercise price | (per share)							$ 0.08	$ 0.10
Proceeds from warrants							$ 100,000	$ 128,913
Nonadjusting Event [member] | Options [member]
IfrsStatementLineItems [Line Items]
Common stock, shares							475,000	475,000
Exercise of options shares							475,000	475,000
Proceeds from options							$ 45,332	$ 58,439
Nonadjusting Event [member] | Options [member] | Employee [member]
IfrsStatementLineItems [Line Items]
Common stock, shares							2,560,000	2,560,000
Exercise price | (per share)							$ 0.23	$ 0.30
Nonadjusting Event [member] | Options [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							0.08
Nonadjusting Event [member] | Options [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares							$ 0.12
Nonadjusting Event [member] | Restricted stock units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Common stock, shares							750,000	750,000